Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenue		$ 16,540,179	$ 18,586,528	$ 24,021,196
Cost of revenue		14,120,777	16,680,941	22,615,318
Gross Profit		2,419,402	1,905,587	1,405,878
Operating expenses:
General and administrative expenses		1,079,349	758,726	588,732
Total operating expenses		1,079,349	758,726	588,732
Income from operations		1,340,053	1,146,861	817,146
Other income:
Interest income		68,205	3,481	108
Interest expense		(2,393)	(1,066)	(2,755)
Other income		156,953	120,367	122,289
Total other income		222,765	122,782	119,642
Income before income taxes		1,562,818	1,269,643	936,788
Income taxes provision		223,810	192,251	126,561
Net income attributable to Globavend Holdings Limited		1,339,008	1,077,392	810,227
Comprehensive income		$ 1,339,008	$ 1,077,392	$ 810,227
Earnings per share - Basic	[1]	$ 0.09	$ 0.08	$ 0.06
Earnings per share - Diluted	[1]	$ 0.09	$ 0.08	$ 0.06
Weighted Average Number of Ordinary Shares Outstanding - Basic	[1]	14,559,582	13,125,000	13,125,000
Weighted Average Number of Ordinary Shares Outstanding - Diluted	[1]	14,559,582	13,125,000	13,125,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of revenue		$ 7,223,445	$ 10,521,866	$ 16,621,775
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of revenue		$ 6,897,332	$ 6,159,075	$ 5,993,543

[1]	Shares presented on a retroactive basis to reflect the reorganization.